Pensions and other post-retirement benefits - Details of assumptions used to estimate benefit obligations (Details)	Dec. 31, 2021	Jul. 01, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
United Kingdom
Disclosure of defined benefit plans [line items]
Discount rate for plan liabilities	1.80%			1.40%	2.10%
Rate of increase for pensions in payment	3.20%			2.80%	2.70%
Rate of increase in deferred pensions	3.20%			2.80%	2.70%
Inflation for plan liabilities	3.30%			2.90%	2.70%
Discount rate for plan service cost	1.50%			2.10%	3.00%
Discount rate for plan other finance expenseb	1.70%	1.90%	1.40%	2.10%	2.90%
Inflation for plan service cost	2.80%			2.60%	3.10%
Actuarial assumption of expected rates of salary increases				3.60%	3.40%
US
Disclosure of defined benefit plans [line items]
Discount rate for plan liabilities	2.70%			2.20%	3.10%
Rate of increase for pensions in payment	0.00%			0.00%	0.00%
Rate of increase in deferred pensions	0.00%			0.00%	0.00%
Inflation for plan liabilities	2.10%			1.70%	1.50%
Discount rate for plan service cost	2.40%			3.20%	4.20%
Discount rate for plan other finance expenseb	2.20%			3.10%	4.10%
Inflation for plan service cost	1.70%			1.50%	1.50%
Eurozone
Disclosure of defined benefit plans [line items]
Discount rate for plan liabilities	1.30%			1.00%	1.30%
Rate of increase for pensions in payment	1.40%			1.30%	1.50%
Rate of increase in deferred pensions	0.40%			0.50%	0.50%
Inflation for plan liabilities	1.60%			1.50%	1.70%
Discount rate for plan service cost	1.40%			1.80%	2.50%
Discount rate for plan other finance expenseb	1.00%			1.30%	2.00%
Inflation for plan service cost	1.50%			1.70%	1.70%